UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPC

Nuveen Preferred Income Opportunities Fund
Portfolio of Investments	April 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.3% (99.2% of Total Investments)

	COMMON STOCKS – 5.4% (3.9% of Total Investments)

	Air Freight & Logistics – 0.3%

32,000	United Parcel Service, Inc., Class B	$3,362,240

	Automobiles – 0.2%

127,900	Ford Motor Company	1,734,324

	Banks – 0.4%

104,800	CIT Group Inc.	3,622,936

	Biotechnology – 0.5%

55,600	Gilead Sciences, Inc.	4,904,476

	Capital Markets – 0.6%

173,535	Ares Capital Corporation	2,635,997
151,368	Hercules Technology Growth Capital, Inc.	1,857,285
101,032	TPG Specialty Lending, Inc.	1,659,956
	Total Capital Markets	6,153,238

	Industrial Conglomerates – 0.7%

129,100	Philips Electronics	3,551,541
30,800	Siemens AG, Sponsored ADR, (2)	3,227,224
	Total Industrial Conglomerates	6,778,765

	Insurance – 0.4%

104,800	Unum Group	3,585,208

	Media – 0.4%

134,255	National CineMedia, Inc.,	1,906,420
46,435	Viacom Inc., Class B	1,899,192
	Total Media	3,805,612

	Pharmaceuticals – 0.9%

141,200	AstraZeneca PLC, Sponsored ADR, (3), (5)	4,089,152
121,800	GlaxoSmithKline PLC, Sponsored ADR, (3)	5,226,438
	Total Pharmaceuticals	9,315,590

	Real Estate Investment Trust – 0.4%

82,000	MGM Growth Properties LLC, (4)	1,809,740
137,484	National Storage Affiliates Trust	2,683,688
	Total Real Estate Investment Trust	4,493,428

	Software – 0.2%

42,000	Oracle Corporation	1,674,120

	Tobacco – 0.4%

187,015	Vector Group Ltd.	4,039,524
	Total Common Stocks (cost $54,080,745)	53,469,461

Nuveen Investments	1

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 62.1% (43.9% of Total Investments)

	Banks – 14.9%

128,500	AgriBank FCB, (2)	6.875%	BBB+	$13,649,116
15,202	Boston Private Financial Holdings Inc.	6.950%	N/R	393,732
148,007	Citigroup Inc.	8.125%	BB+	4,252,241
445,498	Citigroup Inc.	7.125%	BB+	12,456,124
53,769	Citigroup Inc.	6.875%	BB+	1,483,487
172,975	Cobank Agricultural Credit Bank, (2)	6.250%	BBB+	17,719,127
63,055	Cobank Agricultural Credit Bank, (2)	6.200%	BBB+	6,342,942
38,725	Cobank Agricultural Credit Bank, (2)	6.125%	BBB+	3,682,507
288,251	Countrywide Capital Trust III	7.000%	BBB–	7,347,518
128,220	Cowen Group, Inc.	8.250%	N/R	3,276,021
138,903	Fifth Third Bancorp.	6.625%	Baa3	4,069,858
117,760	First Naigara Finance Group	8.625%	BB–	3,152,435
123,900	FNB Corporation	7.250%	Ba2	3,631,509
138,932	HSBC Holdings PLC	8.000%	Baa1	3,681,698
69,140	ING Groep N.V	7.200%	Baa3	1,812,851
46,421	PNC Financial Services	6.125%	Baa2	1,342,031
260,212	Private Bancorp Incorporated	7.125%	N/R	7,093,379
404,258	RBS Capital Trust, (5)	6.080%	BB–	9,924,534
79,430	Regions Financial Corporation	6.375%	BB	2,081,066
449,744	Regions Financial Corporation	6.375%	BB	12,349,970
133,300	TCF Financial Corporation	7.500%	BB–	3,539,115
132,000	U.S. Bancorp.	6.500%	A3	3,901,920
216,373	Webster Financial Corporation	6.400%	Baa3	5,668,973
170,400	Wells Fargo & Company	6.625%	BBB	4,962,048
187,983	Zions Bancorporation	7.900%	BB–	5,075,541
151,400	Zions Bancorporation	6.300%	BB–	4,062,062
	Total Banks			146,951,805

	Capital Markets – 8.0%

130,200	Apollo Investment Corporation	6.875%	BBB–	3,396,918
112,775	Apollo Investment Corporation	6.625%	BBB–	2,875,763
187,440	Capitala Finance Corporation	7.125%	N/R	4,641,014
133,500	Charles Schwab Corporation	6.000%	BBB	3,599,160
72,602	Charles Schwab Corporation	5.950%	BBB	1,885,474
120,805	Fifth Street Finance Corporation	6.125%	BBB–	3,022,541
41,350	Gladstone Capital Corporation	6.750%	N/R	1,027,961
43,089	Gladstone Investment Corporation	7.125%	N/R	1,107,818
89,100	Goldman Sachs Group, Inc.	5.500%	Ba1	2,239,083
65,013	Hercules Technology Growth Capital Incorporated	7.000%	BBB–	1,651,330
56,207	Hercules Technology Growth Capital Incorporated	7.000%	BBB–	1,442,834
163,458	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	4,073,373
19,855	JMP Group Inc.	7.250%	N/R	471,556
284,951	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	6,941,406
726,900	Morgan Stanley	7.125%	Ba1	20,898,375
219,900	Morgan Stanley	6.875%	Ba1	6,034,056
40,000	Northern Trust Corporation	5.850%	BBB+	1,080,400
261,622	Solar Capital Limited	6.750%	BBB–	6,564,096
51,445	State Street Corporation	5.350%	Baa1	1,352,489
158,578	Triangle Capital Corporation	6.375%	N/R	3,967,622
	Total Capital Markets			78,273,269

	Consumer Finance – 1.2%

272,000	Discover Financial Services	6.500%	BB–	7,194,400
27,607	GMAC Capital Trust I	8.125%	B+	690,283
90,659	SLM Corporation, Series A	6.970%	Ba3	4,283,638
	Total Consumer Finance			12,168,321

	Diversified Financial Services – 1.8%

70,791	KCAP Financial Inc.	7.375%	N/R	1,763,404
30,291	KKR Financial Holdings LLC	7.500%	A–	815,434
325,399	KKR Financial Holdings LLC	7.375%	BBB	8,509,184
157,232	Main Street Capital Corporation	6.125%	N/R	4,039,290
125,300	PennantPark Investment Corporation	6.250%	BBB–	3,019,730
	Total Diversified Financial Services			18,147,042

2	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (6)	Value

	Diversified Telecommunication Services – 1.1%

135,165	Qwest Corporation	7.000%	BBB–	$3,446,708
178,815	Qwest Corporation	6.875%	BBB–	4,568,723
70,600	Qwest Corporation	6.625%	BBB–	1,777,002
57,500	Verizon Communications Inc.	5.900%	A–	1,567,450
	Total Diversified Telecommunication Services			11,359,883

	Electric Utilities – 0.3%

136,900	Entergy Arkansas Inc., (2)	6.450%	Baa3	3,448,169

	Food Products – 3.7%

249,300	CHS Inc., (5)	7.875%	N/R	7,027,767
460,706	CHS Inc., (5)	7.100%	N/R	12,779,984
444,804	CHS Inc.	6.750%	N/R	11,876,267
23,000	Dairy Farmers of America Inc., 144A, (2)	7.875%	Baa3	2,441,595
19,500	Dairy Farmers of America Inc., 144A, (2)	7.875%	Baa3	2,003,017
	Total Food Products			36,128,630

	Insurance – 12.7%

54,045	Aegon N.V	8.000%	Baa1	1,450,027
410,933	Arch Capital Group Limited	6.750%	BBB+	10,828,085
302,283	Argo Group US Inc.	6.500%	BBB–	7,889,586
55,200	Aspen Insurance Holdings Limited	7.401%	BBB–	1,365,096
126,452	Aspen Insurance Holdings Limited	7.250%	BBB–	3,342,126
408,600	Aspen Insurance Holdings Limited	5.950%	BBB–	10,889,190
443,874	Axis Capital Holdings Limited	6.875%	BBB	11,704,957
56,900	Delphi Financial Group, Inc., (2)	7.376%	BB+	1,378,050
248,900	Endurance Specialty Holdings Limited	7.500%	BBB–	6,334,505
171,200	Endurance Specialty Holdings Limited	6.350%	BBB–	4,569,328
42,470	Hanover Insurance Group	6.350%	BB+	1,103,371
138,124	Hartford Financial Services Group Inc.	7.875%	BBB–	4,388,199
574,200	Kemper Corporation	7.375%	Ba1	15,589,530
298,139	Maiden Holdings Limited	8.250%	BB	7,814,223
233,932	Maiden Holdings NA Limited	8.000%	BBB–	6,058,839
265,933	Maiden Holdings NA Limited	7.750%	BBB–	7,127,004
100,195	National General Holding Company	7.625%	N/R	2,462,793
76,400	National General Holding Company	7.500%	N/R	1,948,200
153,954	National General Holding Company	7.500%	N/R	3,918,129
310,872	Reinsurance Group of America Inc.	6.200%	BBB	9,124,093
204,400	Torchmark Corporation	6.125%	BBB+	5,222,420
	Total Insurance			124,507,751

	Oil, Gas & Consumable Fuels – 0.9%

206,105	Nustar Logistics Limited Partnership	7.625%	Ba2	5,059,878
67,117	Scorpio Tankers Inc.	7.500%	N/R	1,681,281
76,005	Scorpio Tankers Inc.	6.750%	N/R	1,748,115
	Total Oil, Gas & Consumable Fuels			8,489,274

	Real Estate Investment Trust – 11.4%

150,777	AG Mortgage Investment Trust	8.000%	N/R	3,550,798
24,396	Apartment Investment & Management Company	7.000%	BB	620,878
57,165	Apartment Investment & Management Company	6.875%	BB	1,593,760
125,050	Apollo Commercial Real Estate Finance	8.625%	N/R	3,126,250
146,604	Apollo Residential Mortgage Inc.	8.000%	N/R	3,471,583
141,555	Arbor Realty Trust Incorporated	7.375%	N/R	3,482,253
133,192	Ashford Hospitality Trust Inc.	9.000%	N/R	3,359,102
37,399	Ashford Hospitality Trust Inc.	8.450%	N/R	933,105
64,615	Capstead Mortgage Corporation	7.500%	N/R	1,568,852
186,579	Cedar Shopping Centers Inc., Series A	7.250%	N/R	4,813,738
208,314	Chesapeake Lodging Trust	7.750%	N/R	5,509,905
122,020	Colony Financial Inc.	7.125%	N/R	2,763,753
23,967	Colony Financial Inc.	8.500%	N/R	615,952
80,761	Colony Financial Inc.	7.500%	N/R	1,977,837

Nuveen Investments	3

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (6)	Value

	Real Estate Investment Trust (continued)

50,200	Coresite Realty Corporation	7.250%	N/R	$1,307,208
270,925	DDR Corporation	6.500%	Baa3	7,114,491
182,479	Digital Realty Trust Inc., (5)	7.375%	Baa3	5,072,916
59,270	Digital Realty Trust Inc.	7.000%	Baa3	1,518,497
214,932	Dupont Fabros Technology	7.875%	Ba2	5,431,332
23,000	First Potomac Realty Trust	7.750%	N/R	589,950
70,136	Hospitality Properties Trust	7.125%	BB	1,827,043
175,177	Inland Real Estate Corporation, (2)	8.125%	N/R	4,423,219
22,200	Inland Real Estate Corporation, (2)	6.950%	N/R	559,163
49,519	Invesco Mortgage Capital Inc.	7.750%	N/R	1,148,841
111,053	MFA Financial Inc.	8.000%	N/R	2,825,188
182,859	Northstar Realty Finance Corporation	8.875%	N/R	4,443,474
51,926	Northstar Realty Finance Corporation	8.750%	N/R	1,222,857
121,633	Northstar Realty Finance Corporation	8.250%	N/R	2,797,559
72,400	Penn Real Estate Investment Trust	7.375%	N/R	1,874,436
200,000	Penn Real Estate Investment Trust	8.250%	N/R	5,268,000
26,608	Rait Financial Trust	7.625%	N/R	523,113
135,971	Regency Centers Corporation	6.625%	Baa2	3,551,563
144,521	Senior Housing Properties Trust	5.625%	BBB–	3,649,155
57,203	STAG Industrial Inc.	9.000%	BB+	1,513,019
7,474	Summit Hotel Properties Inc.	7.875%	N/R	194,698
133,525	Sunstone Hotel Investors Inc.	6.950%	N/R	3,634,551
149,300	Urstadt Biddle Properties	7.125%	N/R	3,968,394
269,495	VEREIT, Inc.	6.700%	N/R	6,934,106
107,000	Wells Fargo REIT	6.375%	BBB+	2,924,310
	Total Real Estate Investment Trust			111,704,849

	Real Estate Management & Development – 0.3%

110,000	Kennedy-Wilson Inc.	7.750%	BB–	2,882,000

	Specialty Retail – 0.9%

256,074	TravelCenters of America LLC	8.000%	N/R	6,424,897
97,700	TravelCenters of America LLC	8.000%	N/R	2,422,960
	Total Specialty Retail			8,847,857

	Thrifts & Mortgage Finance – 1.0%

52,102	Everbank Financial Corporation	6.750%	N/R	1,339,021
160,700	Federal Agricultural Mortgage Corporation	6.875%	N/R	4,290,690
143,400	Federal Agricultural Mortgage Corporation	6.000%	N/R	3,774,288
	Total Thrifts & Mortgage Finance			9,403,999

	U.S. Agency – 2.9%

260,300	Farm Credit Bank of Texas, 144A, (2)	6.750%	Baa1	28,022,935

	Wireless Telecommunication Services – 1.0%

393,596	United States Cellular Corporation	7.250%	Ba1	10,268,920
	Total $25 Par (or similar) Preferred Securities (cost $581,873,263)			610,604,704

Shares	Description (1)	Coupon	Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.5% (1.1% of Total Investments)

	Banks – 0.9%

7,225	Wells Fargo & Company	7.500%	BBB	$9,002,350

	Diversified Telecommunication Services – 0.6%

58,300	Frontier Communications Corporation, Convertible Bond	11.125%	N/R	6,080,690
	Total Convertible Preferred Securities (cost $14,339,654)			15,083,040

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 11.4% (8.0% of Total Investments)

	Banks – 4.1%

$6,000	Bank of America Corporation	6.250%	3/05/65	BB+	$6,022,500
4,160	Bank of America Corporation	6.300%	3/10/66	BB+	4,357,600
7,985	Citigroup Inc.	5.875%	12/29/49	BB+	7,723,891
8,570	Citigroup Inc., (3)	5.950%	12/31/49	BB+	8,296,831
5,055	ING Groep N.V	6.500%	10/16/65	BBB–	4,653,759
6,455	JPMorgan Chase & Company	5.300%	11/01/65	BBB–	6,455,000
3,550	Standard Chartered PLC, 144A	6.500%	12/29/49	BBB–	3,274,875
41,775	Total Banks				40,784,456

	Beverages – 0.5%

1,100	Cott Beverages Inc.	6.750%	1/01/20	B–	1,152,250
3,450	Cott Beverages Inc.	5.375%	7/01/22	B–	3,544,875
4,550	Total Beverages				4,697,125

	Biotechnology – 0.3%

3,500	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	3,141,250

	Capital Markets – 1.3%

11,100	Goldman Sachs Group Inc.	5.375%	11/10/65	Ba1	10,711,500
2,200	BGC Partners Inc.	5.375%	12/09/19	BBB–	2,276,877
13,300	Total Capital Markets				12,988,377

	Commercial Services & Supplies – 0.5%

3,295	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	3,344,425
1,580	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	1,477,300
4,875	Total Commercial Services & Supplies				4,821,725

	Diversified Consumer Services – 0.1%

960	Gibson Brands Inc., 144A	8.875%	8/01/18	CCC+	532,800

	Diversified Financial Services – 0.3%

3,170	BNP Paribas, 144A	7.625%	3/30/66	BBB–	3,249,250

	Diversified Telecommunication Services – 0.7%

6,900	Frontier Communications Corporation, 144A, (5)	11.000%	9/15/25	BB	6,969,000

	Food Products – 0.1%

1,010	Land O’ Lakes Capital Trust I, 144A, (5)	7.450%	3/15/28	BB+	1,088,275

	Health Care Providers & Services – 0.3%

3,040	Kindred Healthcare Inc.	6.375%	4/15/22	B2	2,789,200

	Insurance – 0.3%

2,430	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	2,922,350

	Media – 0.3%

1,925	Altice S.A, 144A	7.625%	2/15/25	B	1,860,030
1,470	Dish DBS Corporation	5.875%	11/15/24	BB–	1,379,963
3,395	Total Media				3,239,993

	Real Estate Investment Trust – 0.5%

3,525	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	3,339,938
1,640	Select Income REIT	4.500%	2/01/25	Baa2	1,582,718
5,165	Total Real Estate Investment Trust				4,922,656

	Real Estate Management & Development – 0.8%

4,100	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	B+	4,182,000
2,140	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	BB–	2,225,600
850	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	830,875
7,090	Total Real Estate Management & Development				7,238,475

Nuveen Investments	5

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Specialty Retail – 0.4%

$3,250	L Brands, Inc.	6.875%	11/01/35	BB+	$3,575,000

	Technology Hardware, Storage & Peripherals – 0.4%

4,100	Western Digital Corporation, 144A	10.500%	4/01/24	BB+	3,987,250

	Wireless Telecommunication Services – 0.5%

4,575	Viacom Inc.	6.875%	4/30/36	BBB+	4,911,482
$113,085	Total Corporate Bonds (cost $113,060,501)				111,858,664

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (6)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 59.9% (42.3% of Total Investments)

	Banks – 21.3%

600	Banco Santander SA, Reg S	6.375%	N/A (7)	Ba1	$546,069
14,190	Bank of America Corporation, (3)	6.500%	N/A (7)	BB+	14,934,975
5,200	Bank of America Corporation	6.100%	N/A (7)	BB+	5,203,250
3,281	Bank of America Corporation	8.000%	N/A (7)	BB+	3,198,975
3,575	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	4,543,257
17,935	Barclays PLC	8.250%	N/A (7)	BB+	17,980,447
7,805	Citigroup Inc.	6.250%	N/A (7)	BB+	7,931,831
4,590	Citigroup Inc.	6.250%	N/A (7)	BB+	4,721,963
2,925	Citigroup Inc., (3)	5.800%	N/A (7)	BB+	2,829,937
7,214	Citizens Financial Group Inc.	5.500%	N/A (7)	BB+	6,889,370
7,790	Cobank Agricultural Credit Bank	6.250%	N/A (7)	BBB+	8,062,650
3,960	Commerzbank AG, 144A	8.125%	9/19/23	BBB	4,648,446
465	Credit Agricole SA, 144A	8.125%	N/A (7)	BB+	480,112
3,950	Credit Agricole, S.A, 144A	6.625%	N/A (7)	BB+	3,722,875
1,000	HSBC Bank PLC	1.125%	6/19/35	A3	527,206
500	HSBC Bank PLC	0.975%	12/11/36	A3	264,721
4,204	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (7)	Baa1	6,174,625
3,745	HSBC Holdings PLC	6.375%	N/A (7)	BBB	3,543,706
2,250	HSBC Holdings PLC	6.375%	N/A (7)	BBB	2,173,275
10,175	Intesa Sanpaolo SpA, 144A	7.700%	N/A (7)	Ba3	9,399,156
125	JPMorgan Chase & Company	6.100%	N/A (7)	BBB–	128,594
4,700	JPMorgan Chase & Company	7.900%	N/A (7)	BBB–	4,726,438
21,120	JPMorgan Chase & Company	6.750%	N/A (7)	BBB–	23,366,112
17,970	Lloyd’s Banking Group PLC	7.500%	N/A (7)	BB+	17,817,255
1,960	M&T Bank Corporation	6.450%	N/A (7)	Baa2	2,116,800
4,000	Nordea Bank AB, 144A	6.125%	N/A (7)	BBB	3,859,200
10,695	PNC Financial Services Inc.	6.750%	N/A (7)	Baa2	11,831,344
4,883	Royal Bank of Scotland Group PLC	7.648%	N/A (7)	BB	5,688,695
6,890	Royal Bank of Scotland Group PLC	7.500%	N/A (7)	BB–	6,424,925
13,906	Societe Generale, 144A	7.875%	N/A (7)	BB+	13,203,747
4,995	SunTrust Bank Inc.	5.625%	N/A (7)	Baa3	4,945,050
250	U.S. Bancorp.	5.125%	N/A (7)	A3	255,625
6,755	Zions Bancorporation	7.200%	N/A (7)	BB–	7,160,300
	Total Banks				209,300,931

	Capital Markets – 2.8%

3,270	Bank of New York Mellon Corporation	4.950%	N/A (7)	Baa1	3,265,258
8,920	Credit Suisse Group AG, 144A	7.500%	N/A (7)	BB+	8,859,736
5,880	Morgan Stanley	5.550%	N/A (7)	Ba1	5,821,200
1,975	State Street Corporation	5.250%	N/A (7)	Baa1	2,012,525
7,055	UBS Group AG, Reg S	7.125%	N/A (7)	BB+	7,160,825
	Total Capital Markets				27,119,544

	Consumer Finance – 2.1%

5,271	American Express Company	5.200%	N/A (7)	Baa2	4,994,273
1,900	American Express Company	4.900%	N/A (7)	Baa2	1,710,000
13,730	Capital One Financial Corporation	5.500%	N/A (7)	Baa3	13,627,025
	Total Consumer Finance				20,331,298

6	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Diversified Financial Services – 4.7%

16,400	Agstar Financial Services Inc., 144A	6.750%	N/A (7)	BB	$18,239,875
4,065	BNP Paribas, 144A	7.375%	N/A (7)	BBB–	4,014,188
5,670	BNP Paribas, 144A	7.195%	N/A (7)	BBB	6,159,038
2,300	Depository Trust & Clearing Corporation	4.875%	N/A (7)	A+	2,300,000
11,498	Rabobank Nederland, 144A	11.000%	N/A (7)	Baa2	14,013,187
1,530	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,432,845
	Total Diversified Financial Services				46,159,133

	Food Products – 3.0%

21,870	Land O’ Lakes Incorporated, 144A	8.000%	N/A (7)	BB	22,526,100
6,750	Land O’ Lakes Inc., 144A	8.000%	N/A (7)	BB	6,851,250
	Total Food Products				29,377,350

	Industrial Conglomerates – 4.2%

39,281	General Electric Company, (3)	5.000%	N/A (7)	AA–	40,803,139

	Insurance – 15.3%

7,365	Aviva PLC, Reg S	8.250%	N/A (7)	BBB	8,074,205
1,205	AXA SA	8.600%	12/15/30	A3	1,615,049
2,460	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (7)	A	2,710,305
2,300	CNP Assurances, Reg S	7.500%	N/A (7)	BBB+	2,521,361
29,045	Financial Security Assurance Holdings, 144A, (5)	6.400%	12/15/66	BBB+	20,041,050
1,755	Friends Life Group PLC, Reg S	7.875%	N/A (7)	A–	1,937,246
2,108	La Mondiale SAM, Reg S	7.625%	N/A (7)	BBB	2,258,490
6,590	Liberty Mutual Group, 144A, (5)	7.800%	3/15/37	Baa3	7,199,575
9,335	MetLife Capital Trust IV, 144A, (5)	7.875%	12/15/37	BBB	10,940,620
4,350	MetLife Capital Trust X, 144A	9.250%	4/8/38	BBB	5,937,750
3,425	MetLife Inc.	5.250%	11/26/18	BBB	3,334,923
13,770	National Financial Services Inc., (5)	6.750%	5/15/37	Baa2	14,010,975
1,150	Nationwide Financial Services Capital Trust, (5)	7.899%	3/01/37	Baa2	1,309,442
6,855	Provident Financing Trust I, (5)	7.405%	3/15/38	Baa3	7,826,347
3,315	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,582,686
13,335	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	14,618,360
2,340	QBE Insurance Group Limited, Reg S	6.750%	12/2/44	BBB	2,515,500
17,955	Sirius International Group Limited, 144A	7.506%	N/A (7)	BB+	17,640,788
20,553	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa2	20,501,618
2,600	ZFS FINANCE USA TRUST II 144A	6.450%	12/15/65	A	2,613,260
	Total Insurance				151,189,550

	Machinery – 0.2%

2,215	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	2,328,519

	Metals & Mining – 0.6%

5,825	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	6,087,125

	Pharmaceuticals – 0.3%

3,725	Teva Pharmaceutical Industries Limited	7.000%	12/15/18	N/R	3,333,614

	Real Estate Investment Trust – 4.3%

11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (7)	Ba1	14,280,100
12,975	Wells Fargo & Company	5.875%	N/A (7)	BBB	13,858,922
13,691	Wells Fargo & Company, (3)	7.980%	N/A (7)	BBB	14,238,640
	Total Real Estate Investment Trust				42,377,662

	Specialty Retail – 0.9%

2,650	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (7)	N/R	2,883,560
5,644	Swiss Re Capital I, 144A	6.854%	N/A (7)	A	5,644,000
	Total Specialty Retail				8,527,560

	U.S. Agency – 0.2%

1,700	Farm Credit Bank of Texas, 144A	10.000%	N/A (7)	Baa1	2,088,875
	Total $1,000 Par (or similar) Institutional Preferred (cost $573,814,075)				589,024,300
	Total Long-Term Investments (cost $1,337,168,238)				1,380,040,169

Nuveen Investments	7

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.2% (0.8% of Total Investments)

	REPURCHASE AGREEMENTS – 1.2% (0.8% of Total Investments)

$11,485	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $11,485,047 collateralized by $11,215,000 U.S. Treasury Notes 2.250%, due 11/15/25, value $11,719,675	0.030%	5/02/16	$11,485,018
	Total Short-Term Investments (cost $11,485,018)			11,485,018
	Total Investments (cost $1,348,653,256) – 141.5%			1,391,525,187
	Borrowings – (41.1)% (8), (9)			(404,100,000)
	Other Assets Less Liabilities – (0.4)% (10)			(4,347,867)
	Net Assets Applicable to Common Shares – 100%			$983,077,320

Investments in Derivatives as of April 30, 2016

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$114,296,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	6/01/16	12/01/18	12/01/20	$(3,006,065)	$(3,592,575)
JPMorgan Chase Bank, N.A.	114,296,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	6/01/16	12/01/20	12/01/22	(5,498,617)	(6,302,018)
	$228,592,000								$(8,504,682)	$(9,894,593)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$50,242,237	$3,227,224	$—	$53,469,461
$25 Par (or similar) Retail Preferred	526,934,864	83,669,840	—	610,604,704
Convertible Preferred Securities	15,083,040	—	—	15,083,040
Corporate Bonds	—	111,858,664	—	111,858,664
$1,000 Par (or similar) Institutional Preferred	—	589,024,300	—	589,024,300

Short-Term Investments:
Repurchase Agreements	—	11,485,018	—	11,485,018

Investments in Derivatives:
Interest Rate Swaps*	—	(9,894,593)	—	(9,894,593)
Total	$592,260,141	$789,370,453	$—	$1,381,630,594
*	Represents net unrealized appreciation (depreciation).

8	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing of premium amortization, timing differences in recognition of income on REIT investments and timing difference in certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments (excluding investments in derivatives) was $1,350,319,306.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$59,741,466
Depreciation	(18,535,585)
Net unrealized appreciation (depreciation) of investments	$41,205,881

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)	Investment, or a portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $60,502,266.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Perpetual security. Maturity date is not applicable

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $900,087,048 have been pledged as collateral for borrowings.

(9)	Borrowings as a percentage of Total Investments is 29.0%.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

Nuveen Investments	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016